UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                               FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: MARCH 31, 2006

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [X ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    BUFORD, DICKSON, HARPER & SPARROW, INC
Address: 211 N. BROADWAY, SUITE 2080
         St. Louis,MO 63102



13F File Number: 28-11028_

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:    William Young
Title:   Compliance Officer
Phone:   314-725-5445
Signature, Place, and Date of Signing:

William Young__   St. Louis, MO___   APRIL 28, 2006


Report Type (Check only one.):

[X ]   13F HOLDINGS REPORT.

[  ]   13F NOTICE.

[  ]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:





I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:
Form 13F Information Table Entry Total:      53
Form 13F Information Table Value Total:        $96,544


List of Other Included Managers:

No.   13F File Number        Name

                                                          FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP NO  (x$1000) PRN AMT  PRN CALL DSCRETN  MANAGERS      SOLE    SHARED   NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- -----------  -------- -------- --------

AAR CORP                       COM              000361105      430    15100 SH       DEFINED                     0        0    15100
ALCOA INC                      COM              013817101      287     9400 SH       DEFINED                     0        0     9400
ALLEGHENY TECHNOLOGIES INC     COM              01741R102      319     5220 SH       DEFINED                     0        0     5220
AON CORP                       COM              037389103     4780   115160 SH       DEFINED                     0        0   115160
APPLIED INDUSTRIAL TECH INC    COM              03820C105      355     7950 SH       DEFINED                     0        0     7950
ASTRAZENECA PLC                COM              046353108     4165    82910 SH       DEFINED                     0        0    82910
BJ SERVICES CO                 COM              055482103     4447   128530 SH       DEFINED                     0        0   128530
CDW CORP                       COM              12512N105     3823    64960 SH       DEFINED                     0        0    64960
CAREMARK RX INC                COM              141705103     4282    87060 SH       DEFINED                     0        0    87060
CELADON GROUP, INC.            COM              150838100      331    15105 SH       DEFINED                     0        0    15105
CERADYNE INC                   COM              156710105      301     6040 SH       DEFINED                     0        0     6040
DELL INC                       COM              24702R101      210     7070 SH       DEFINED                     0        0     7070
DOW CHEMICAL CO                COM              260543103      239     5890 SH       DEFINED                     0        0     5890
DREAMWORKS ANIMATION SKG INC   COM              26153C103      293    11080 SH       DEFINED                     0        0    11080
DUKE ENERGY CORP               COM              264399106     4242   145526 SH       DEFINED                     0        0   145526
ENSCO INTL INC                 COM              26874Q100      300     5840 SH       DEFINED                     0        0     5840
E TRADE FINANCIAL CORP         COM              269246104     5152   190940 SH       DEFINED                     0        0   190940
EATON CORP                     COM              278058102     4426    60660 SH       DEFINED                     0        0    60660
ECOLLEGE COM INC               COM              27887E100      284    15100 SH       DEFINED                     0        0    15100
FASTENAL COMPANY               COM              311900104      333     7040 SH       DEFINED                     0        0     7040
GRAINGER W W INC               COM              384802104     4909    65149 SH       DEFINED                     0        0    65149
JABIL CIRCUIT INC              COM              466313103     4477   104455 SH       DEFINED                     0        0   104455
KING PHARMACEUTICALS INC       COM              495582108      263    15250 SH       DEFINED                     0        0    15250
LENNOX INTERNATIONAL INC       COM              526107107      271     9060 SH       DEFINED                     0        0     9060
LUCENT TECHNOLOGIES INC        COM              549463107      229    75000 SH       DEFINED                     0        0    75000
MEMC ELECTRONIC MATERIALS INC  COM              552715104      243     6570 SH       DEFINED                     0        0     6570
MARATHON OIL CORP              COM              565849106      352     4620 SH       DEFINED                     0        0     4620
MARSHALL & ILSLEY CP           COM              571834100     4195    96264 SH       DEFINED                     0        0    96264
MCKESSON CORP                  COM              58155Q103     3518    67480 SH       DEFINED                     0        0    67480
METLIFE INC                    COM              59156R108     4302    88940 SH       DEFINED                     0        0    88940
MYLAN LABS INC                 COM              628530107      306    13090 SH       DEFINED                     0        0    13090
NIKE INC CL B                  COM              654106103     4499    52868 SH       DEFINED                     0        0    52868
NORDSTROM INC                  COM              655664100     3531    90120 SH       DEFINED                     0        0    90120
NVIDIA CORPORATION             COM              67066G104     6112   106735 SH       DEFINED                     0        0   106735
ORBITAL SCIENCES CORPORATTION  COM              685564106      383    24200 SH       DEFINED                     0        0    24200
O'REILLY AUTOMOTIVE INC        COM              686091109      287     7850 SH       DEFINED                     0        0     7850
PLANTRONICS INC                COM              727493108      335     9460 SH       DEFINED                     0        0     9460
PORTALPLAYER INC               COM              736187204      224    10080 SH       DEFINED                     0        0    10080
PROASSURANCE CORP              COM              74267C106      298     5740 SH       DEFINED                     0        0     5740
ROWAN COMPANIES INC            COM              779382100      306     6950 SH       DEFINED                     0        0     6950
SEI INVESTMENT CO              COM              784117103      253     6240 SH       DEFINED                     0        0     6240
TEXAS INSTRUMENTS INC          COM              882508104     4460   137360 SH       DEFINED                     0        0   137360
3M CO                          COM              88579Y101     4130    54560 SH       DEFINED                     0        0    54560
TIDEWATER INC                  COM              886423102      311     5630 SH       DEFINED                     0        0     5630
TORO COMPANY                   COM              891092108      260     5440 SH       DEFINED                     0        0     5440
VENTIV HEALTH INC              COM              922793104      335    10070 SH       DEFINED                     0        0    10070
WALGREEN CO                    COM              931422109     3872    89777 SH       DEFINED                     0        0    89777
WEST CORP                      COM              952355105      345     7730 SH       DEFINED                     0        0     7730
XILINX INC                     COM              983919101      228     8970 SH       DEFINED                     0        0     8970
GARMIN LTD                     COM              G37260109      328     4130 SH       DEFINED                     0        0     4130
NABORS INDUSTRIES LTD          COM              G6359F103     3469    48470 SH       DEFINED                     0        0    48470
XL CAPITAL LTD CL A            COM              G98255105      244     3800 SH       DEFINED                     0        0     3800
RADVISION LTD                  COM              M81869105      270    15100 SH       DEFINED                     0        0    15100